Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2017
Registrant Name	DREYFUS/LAUREL FUNDS INC
Central Index Key	0000819940
Amendment Flag	false
Document Creation Date	Feb. 27, 2018
Document Effective Date	Mar. 01, 2018
Prospectus Date	Mar. 01, 2018
Dreyfus Institutional S&P 500 Stock Index Fund | Dreyfus Institutional S&P 500 Stock Index Fund - Class I
Prospectus:
Trading Symbol	DSPIX
Dreyfus Bond Market Index Fund | Investor Shares
Prospectus:
Trading Symbol	DBMIX
Dreyfus Bond Market Index Fund | Class I
Prospectus:
Trading Symbol	DBIRX
Dreyfus Disciplined Stock Fund | Dreyfus Disciplined Stock Fund
Prospectus:
Trading Symbol	DDSTX
Dreyfus Opportunistic Fixed Income Fund | Class A
Prospectus:
Trading Symbol	DSTAX
Dreyfus Opportunistic Fixed Income Fund | Class C
Prospectus:
Trading Symbol	DSTCX
Dreyfus Opportunistic Fixed Income Fund | Class I
Prospectus:
Trading Symbol	DSTRX
Dreyfus Opportunistic Fixed Income Fund | Class Y
Prospectus:
Trading Symbol	DSTYX
Dreyfus Tax Managed Growth Fund | Class A
Prospectus:
Trading Symbol	DTMGX
Dreyfus Tax Managed Growth Fund | Class C
Prospectus:
Trading Symbol	DPTAX
Dreyfus Tax Managed Growth Fund | Class I
Prospectus:
Trading Symbol	DPTRX